THE ADVISORS’ INNER CIRCLE FUND III	ADVOCATE RISING RATE HEDGE ETF DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 42.8%	Face Amount	Value

United States Treasury Bill
3.945%, 01/10/23(A)	$5,000,000	$4,996,483
3.535%, 01/17/23(A)	5,000,000	4,992,847
3.616%, 01/24/23(A)	5,000,000	4,988,798

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,975,736)		14,978,128

EXCHANGE TRADED FUNDS — 25.3%	Shares	Value

Energy Select Sector SPDR Fund	52,583	4,599,435
Health Care Select Sector SPDR Fund	31,326	4,255,637

TOTAL EXCHANGE TRADED FUNDS (Cost $8,229,540)		8,855,072

TOTAL INVESTMENTS — 68.1% (Cost $23,205,276)		$23,833,200

Percentages are based on Net Assets of $34,972,567.

(A)	The rate reported is the effective yield at time of purchase.

CAD — Canadian Dollar

SPDR — Standard & Poor’s Depository Receipt

The open futures contracts held by the Fund at December 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts

CAD Currency	534	Mar-2023	$39,207,724	$39,473,280	$265,556

U.S. 2-Year Treasury Note	600	Mar-2023	122,973,027	123,046,875	73,848

			162,180,751	162,520,155	339,404

Short Contracts 90-Day Euro$	(1,320)	Sep-2023	$(314,596,538)	$(313,252,500)	$1,344,038

British Pound	(233)	Mar-2023	(17,770,524)	(17,597,325)	173,200

Euro FX	(79)	Mar-2023	(10,570,199)	(10,619,575)	(49,376)

Japanese 10-Year Bond	(46)	Mar-2023	(49,826,001)	(50,984,151)	686,331

Long Gilt 10-Year Bond	(34)	Mar-2023	(4,240,265)	(4,106,340)	207,575

U.S. 5-Year Treasury Note	(1,642)	Mar-2023	(177,545,913)	(177,220,547)	325,366

Ultra 10-Year U.S. Treasury Note	(159)	Mar-2023	(18,905,482)	(18,806,719)	98,763

			(593,454,922)	(592,587,157)	2,785,897

			$(431,274,171)	$(430,067,002)	$3,125,301

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ADV-QH-001-0300